UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2004

Check here if Amendment [ ]; Amendment Number:
                                               -------

This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Chilton Capital Management, L.P.
           -----------------------------------------------------
Address:   1300 Post Oak Boulevard,
           Suite 1220
           Houston, TX 77056
           -----------------------------------------------------

Form 13F File Number: 28-07004
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Thomas M. Motter
        -------------------------
Title:  Chief Investment Officer
        -------------------------
Phone:  713-650-1995
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Thomas M. Motter                   Houston, TX                    10/18/2004
--------------------                   -----------                    ----------
    [Signature]                       [City, State]                     [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                  0
                                         ------------
Form 13F Information Table Entry Total:            65
                                         ------------
Form 13F Information Table Value Total:  $148,757,165
                                         ------------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE


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
                                              FORM 13F INFORMATION TABLE

                                                                  SHARES/ SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP    VALUE   PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ---- ------ ----
3M Co Com                      COM              88579Y101  3835188   47958          Sole    Sole        0      0    0
Adv Neuromodulation Sys        COM              00757T101   766338   25250          Sole    Sole        0      0    0
American Express Co N Y Com    COM              25816109    648396   12600          None    Defined,    0      0    0
                                                                                            1
American International Group   COM              26874107   5333955   78452          Sole    Sole        0      0    0
Amgen                          COM              31162100   3717548   65438          Sole    Sole        0      0    0
Analog Devices Inc             COM              32654105    623840   16087          Sole    Sole        0      0    0
Applied Materials Inc.         COM              38222105   2082335  126279          Sole    Sole        0      0    0
Bank of America Corp           COM              60505104    303310    7000          None    Defined,    0      0    0
                                                                                            1
Bank of America Corp           COM              60505104  17760230  409883          Sole    Sole        0      0    0
Bank of New York Co Inc Com    COM              64057102    175020    6000          None    Defined,    0      0    0
                                                                                            1
Chevrontexaco Corp             COM              166764100   321840    6000          None    Defined,    0      0    0
                                                                                            1
Chevrontexaco Corp             COM              166764100  2584804   48188          Sole    Sole        0      0    0
Cisco Systems Inc              COM              17275R102  2313238  127803          Sole    Sole        0      0    0
CitiGroup                      COM              172967101   220600    5000          None    Defined,    0      0    0
                                                                                            1
CitiGroup                      COM              172967101  3983767   90294          Sole    Sole        0      0    0
Cooper Cameron Corp            COM              216640102  3806390   69409          Sole    Sole        0      0    0
Cyberonics Inc.                COM              23251P102  3154778  154192          Sole    Sole        0      0    0
Dominion Res Inc Va            COM              25746U109  2512778   38510          Sole    Sole        0      0    0
Dow Chem Co                    COM              260543103   271080    6000          None    Defined,    0      0    0
                                                                                            1
Dow Chem Co                    COM              260543103  3026834   66995          Sole    Sole        0      0    0
Eli Lilly & Co                 COM              532457108   180150    3000          None    Defined,    0      0    0
                                                                                            1
Eli Lilly & Co                 COM              532457108  2971734   49488          Sole    Sole        0      0    0
Enterprise Prd Prtnrs Lp       COM              293792107   301340   13000          Sole    Sole        0      0    0
Exxon Mobil Corp Com           COM              30231G102   338310    7000          None    Defined,    0      0    0
                                                                                            1
Exxon Mobil Corp Com           COM              30231G102  5191793  107424          Sole    Sole        0      0    0
General Electric Co            COM              369604103  1007400   30000          None    Defined,    0      0    0
                                                                                            1
General Electric Co            COM              369604103  5356357  159510          Sole    Sole        0      0    0
Gillette Company               COM              375766102   187830    4500          Sole    Sole        0      0    0
Goldman Sachs Group            COM              38141G104  4101787   43992          Sole    Sole        0      0    0
Honeywell Intl Inc             COM              438516106   215160    6000          None    Defined,    0      0    0
                                                                                            1
Honeywell Intl Inc             COM              438516106  3965395  110580          Sole    Sole        0      0    0
Intel Corp                     COM              458140100  2742925  136736          Sole    Sole        0      0    0
Intuit Incorporated            COM              461202103  1638687   36094          Sole    Sole        0      0    0
J P Morgan Chase & Co.         COM              46625H100  4791368  120598          Sole    Sole        0      0    0
Johnson & Johnson              COM              478160104  1291365   22925          Sole    Sole        0      0    0
Laboratory Corp Amer           COM              50540R409   918120   21000          Sole    Sole        0      0    0
Liberty Media New Ser A        COM              530718105  3008173  344974          Sole    Sole        0      0    0
Medtronic Inc                  COM              585055106   207600    4000          None    Defined,    0      0    0
                                                                                            1
Medtronic Inc                  COM              585055106  4088170   78770          Sole    Sole        0      0    0
Mellon Financial Corp          COM              585509102   303206   10950          Sole    Sole        0      0    0
Merck & Co Inc                 COM              589331107  2611850   79147          Sole    Sole        0      0    0
Merrill Lynch & Co             COM              590188108  2820112   56720          Sole    Sole        0      0    0
Microsoft Corp                 COM              594918104  4543455  164320          Sole    Sole        0      0    0
Morgan Stanley Dean Witter & C COM              617446448   552160   11200          Sole    Sole        0      0    0
Northrop Grumman Corp          COM              666807102  3158072   59218          Sole    Sole        0      0    0
Novartis A G Spon Adr          COM              66987V109  1638957   35118          Sole    Sole        0      0    0
Pfizer Inc                     COM              717081103   504900   16500          None    Defined,    0      0    0
                                                                                            1
Pfizer Inc                     COM              717081103  4191959  136992          Sole    Sole        0      0    0
Procter & Gamble Co            COM              742718109   216480    4000          None    Defined,    0      0    0
                                                                                            1
Procter & Gamble Co            COM              742718109  2657741   49108          Sole    Sole        0      0    0
Service Corp Intl              COM              817565104   359249   57850          Sole    Sole        0      0    0
Southwest Airlines             COM              844741108   204300   15000          None    Defined,    0      0    0
                                                                                            1
Target Corp                    COM              87612E106  2333450   51568          Sole    Sole        0      0    0
Texas Instruments Inc.         COM              882508104  2506290  117777          Sole    Sole        0      0    0
Time Warner                    COM              887315109  3104642  192357          Sole    Sole        0      0    0
Tractor Supply Company         COM              892356106   860876   27382          Sole    Sole        0      0    0
Transocean                     COM              G90078109  1832290   51210          Sole    Sole        0      0    0
Viacom Inc Non Vtg Cl B        COM              925524308  3584523  106809          Sole    Sole        0      0    0
Vornado Realty Trust           COM              929042109   564120    9000          None    Defined,    0      0    0
                                                                                            1
Wal Mart Stores Inc            COM              931142103  1415120   26600          Sole    Sole        0      0    0
Walgreen Co                    COM              931422109  3478044   97071          Sole    Sole        0      0    0
Waters Corp.                   COM              941848103   974442   22096          Sole    Sole        0      0    0
WebMDCorp                      COM              94769M105   187920   27000          Sole    Sole        0      0    0
Wells Fargo                    COM              949746101   238520    4000          None    Defined,    0      0    0
                                                                                            1
Wrigley Wm JR Co               COM              982526105  3968554   62684          Sole    Sole        0      0    0


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